Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Common stocks: 1.55%
Communication services: 0.38%
Diversified telecommunication services: 0.38%
Intelsat SA ‡†	70,627	$ 1,730,362
Energy: 0.45%
Energy equipment & services: 0.26%
Bristow Group Incorporated †	45,908	1,184,426
Oil, gas & consumable fuels: 0.19%
Denbury Incorporated †	11,792	847,963
Financials: 0.72%
Mortgage REITs: 0.72%
Blackstone Mortgage Trust Incorporated Class A	34,635	1,072,646
Ladder Capital Corporation	95,964	1,140,052
Starwood Property Trust Incorporated	42,896	1,013,204
		3,225,902
Total Common stocks (Cost $11,065,264)		6,988,653

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 115.51%
Communication services: 17.53%
Diversified telecommunication services: 1.06%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$ 480,000	426,600
Cablevision Lightpath LLC 144A	5.63	9-15-2028	1,575,000	1,272,065
Level 3 Financing Incorporated 144A	3.63	1-15-2029	2,405,000	2,010,003
Level 3 Financing Incorporated 144A	4.25	7-1-2028	1,250,000	1,090,564
				4,799,232
Entertainment: 1.52%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	2,670,000	2,442,415
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	1,174,000	1,159,325
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	3,200,000	3,284,000
				6,885,740
Interactive media & services: 0.40%
Rackspace Technology Company 144A	5.38	12-1-2028	2,425,000	1,782,168
Media: 14.55%
CCO Holdings LLC 144A	4.25	1-15-2034	1,760,000	1,453,822
CCO Holdings LLC 144A	4.50	8-15-2030	3,875,000	3,444,565
CCO Holdings LLC	4.50	5-1-2032	850,000	734,885
CCO Holdings LLC 144A	5.00	2-1-2028	375,000	361,875
CCO Holdings LLC 144A	5.13	5-1-2027	3,425,000	3,354,616
CCO Holdings LLC 144A	5.50	5-1-2026	163,000	164,188
Cinemark USA Incorporated 144A	5.25	7-15-2028	4,530,000	4,034,599
Cinemark USA Incorporated 144A	5.88	3-15-2026	980,000	940,800
Cinemark USA Incorporated 144A	8.75	5-1-2025	1,110,000	1,156,431
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	1,200,000	1,109,784
CSC Holdings LLC 144A	4.13	12-1-2030	1,330,000	1,131,085
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  1

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
CSC Holdings LLC 144A	4.63%	12-1-2030	$ 2,400,000	$ 1,824,000
CSC Holdings LLC 144A	5.75	1-15-2030	4,110,000	3,318,948
DIRECTV Financing LLC 144A	5.88	8-15-2027	2,190,000	2,040,182
DISH DBS Corporation 144A	5.75	12-1-2028	4,035,000	3,273,394
Gray Escrow II Incorporated 144A	5.38	11-15-2031	5,550,000	4,897,875
Gray Television Incorporated 144A	4.75	10-15-2030	4,300,000	3,696,742
Lamar Media Corporation	4.88	1-15-2029	1,820,000	1,769,950
Lamar Media Corporation	4.00	2-15-2030	1,150,000	1,058,748
Match Group Holdings II LLC 144A	5.63	2-15-2029	3,155,000	3,091,900
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	1,800,000	1,678,500
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	1,730,000	1,734,827
Outfront Media Capital Corporation 144A	4.63	3-15-2030	1,725,000	1,457,310
Outfront Media Capital Corporation 144A	5.00	8-15-2027	905,000	854,926
QVC Incorporated	4.38	9-1-2028	2,955,000	2,304,900
QVC Incorporated	4.75	2-15-2027	4,805,000	4,042,254
QVC Incorporated	5.95	3-15-2043	1,355,000	917,731
Salem Media Group Incorporated 144A	6.75	6-1-2024	2,631,000	2,538,915
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	525,000	470,993
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	3,405,000	2,851,688
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	400,000	383,196
Townsquare Media Incorporated 144A	6.88	2-1-2026	4,115,000	3,772,385
				65,866,014
Consumer discretionary: 15.13%
Auto components: 1.73%
Allison Transmission Incorporated 144A	5.88	6-1-2029	1,110,000	1,092,468
Clarios Global LP 144A	6.25	5-15-2026	1,224,000	1,231,528
Clarios Global LP 144A	6.75	5-15-2025	255,000	256,178
Cooper Tire & Rubber Company	7.63	3-15-2027	5,190,000	5,261,363
				7,841,537
Automobiles: 0.40%
Ford Motor Company	3.25	2-12-2032	2,185,000	1,824,475
Diversified consumer services: 0.68%
Service Corporation International	7.50	4-1-2027	2,880,000	3,067,200
Hotels, restaurants & leisure: 7.74%
Carnival Corporation 144A	4.00	8-1-2028	2,240,000	1,954,400
Carnival Corporation 144A	6.00	5-1-2029	1,870,000	1,439,601
Carnival Corporation 144A	7.63	3-1-2026	2,808,000	2,415,596
Carnival Corporation 144A	9.88	8-1-2027	1,500,000	1,554,278
Carnival Corporation 144A	10.50	2-1-2026	935,000	981,769
CCM Merger Incorporated 144A	6.38	5-1-2026	7,690,000	7,243,519
Cedar Fair LP 144A	5.50	5-1-2025	1,115,000	1,122,666
Churchill Downs Incorporated 144A	4.75	1-15-2028	1,850,000	1,753,828
Hilton Domestic Operating Company Incorporated 144A	5.38	5-1-2025	1,555,000	1,555,000
NCL Corporation Limited 144A	5.88	3-15-2026	1,785,000	1,455,792
NCL Corporation Limited 144A	5.88	2-15-2027	2,660,000	2,444,540
NCL Corporation Limited 144A	7.75	2-15-2029	1,715,000	1,374,744
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	395,000	306,125
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	1,055,000	833,190
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	1,960,000	1,468,608
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	3,965,000	4,024,911
See accompanying notes to portfolio of investments

2  |  Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Royal Caribbean Cruises Limited 144A	10.88%	6-1-2023	$ 1,615,000	$ 1,651,313
Six Flags Entertainment Company 144A	5.50	4-15-2027	705,000	665,514
Six Flags Entertainment Company 144A	7.00	7-1-2025	780,000	802,160
				35,047,554
Multiline retail: 1.13%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	1,715,000	1,551,063
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	3,670,000	3,223,306
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	405,000	340,535
				5,114,904
Specialty retail: 2.70%
GAP Incorporated 144A	3.88	10-1-2031	2,300,000	1,666,120
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	2,160,000	1,931,926
Lithia Motors Incorporated 144A	3.88	6-1-2029	1,195,000	1,063,256
Michaels Companies Incorporated 144A	7.88	5-1-2029	2,090,000	1,431,650
NMG Holding Company Incorporated 144A	7.13	4-1-2026	2,925,000	2,862,405
Rent-A-Center Incorporated 144A	6.38	2-15-2029	4,090,000	3,244,122
				12,199,479
Textiles, apparel & luxury goods: 0.75%
G-III Apparel Group Limited 144A	7.88	8-15-2025	3,450,000	3,381,000
Consumer staples: 0.72%
Food products: 0.72%
CHS Incorporated 144A	5.25	5-15-2030	1,220,000	1,024,800
CHS Incorporated 144A	6.00	1-15-2029	125,000	109,063
CHS Incorporated 144A	6.88	4-15-2029	3,835,000	2,128,425
				3,262,288
Energy: 23.04%
Energy equipment & services: 4.80%
Bristow Group Incorporated 144A	6.88	3-1-2028	5,050,000	4,482,860
Hilcorp Energy Company 144A	5.75	2-1-2029	835,000	761,938
Hilcorp Energy Company 144A	6.00	4-15-2030	400,000	363,000
Hilcorp Energy Company 144A	6.00	2-1-2031	835,000	764,810
Hilcorp Energy Company 144A	6.25	11-1-2028	1,450,000	1,404,245
Hilcorp Energy Company 144A	6.25	4-15-2032	400,000	360,261
Oceaneering International Incorporated	4.65	11-15-2024	1,215,000	1,142,100
Oceaneering International Incorporated	6.00	2-1-2028	4,050,000	3,515,477
Pattern Energy Operations LP 144A	4.50	8-15-2028	7,250,000	6,725,680
USA Compression Partners LP	6.88	4-1-2026	2,150,000	2,015,152
USA Compression Partners LP	6.88	9-1-2027	205,000	187,427
				21,722,950
Oil, gas & consumable fuels: 18.24%
Aethon United 144A	8.25	2-15-2026	3,555,000	3,674,270
Antero Resources Corporation 144A	5.38	3-1-2030	1,710,000	1,680,075
Antero Resources Corporation 144A	8.38	7-15-2026	1,551,000	1,686,713
Archrock Partners LP 144A	6.25	4-1-2028	1,965,000	1,778,148
Archrock Partners LP 144A	6.88	4-1-2027	1,375,000	1,283,288
Buckeye Partners LP	5.85	11-15-2043	2,375,000	1,733,750
Cheniere Energy Partners LP	3.25	1-31-2032	1,835,000	1,601,038
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  3

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Cheniere Energy Partners LP	4.50%	10-1-2029	$ 1,075,000	$ 1,041,498
Comstock Resources Incorporated 144A	5.88	1-15-2030	580,000	544,922
CQP Holdco LP 144A	5.50	6-15-2031	4,175,000	3,956,689
Crestwood Midstream Partners LP	5.75	4-1-2025	50,000	49,250
DT Midstream Incorporated 144A	4.13	6-15-2029	935,000	865,586
DT Midstream Incorporated 144A	4.38	6-15-2031	2,370,000	2,127,075
Encino Acquisition Partners Company 144A	8.50	5-1-2028	5,435,000	5,311,626
EnLink Midstream Partners LP	5.05	4-1-2045	2,185,000	1,610,891
EnLink Midstream Partners LP	5.38	6-1-2029	4,330,000	4,111,681
EnLink Midstream Partners LP	5.45	6-1-2047	1,590,000	1,211,714
EnLink Midstream Partners LP	5.60	4-1-2044	2,196,000	1,708,033
EnLink Midstream Partners LP 144A	5.63	1-15-2028	525,000	509,597
Enviva Partners LP 144A	6.50	1-15-2026	8,425,000	8,353,640
EQM Midstream Partners 144A	7.50	6-1-2027	45,000	45,986
EQM Midstream Partners 144A	7.50	6-1-2030	1,675,000	1,723,784
Harvest Midstream LP 144A	7.50	9-1-2028	2,010,000	1,920,193
Hess Midstream Operation Company 144A	5.50	10-15-2030	405,000	377,226
Kinetik Holdings LP Company 144A	5.88	6-15-2030	1,665,000	1,691,290
Murphy Oil Corporation	5.75	8-15-2025	360,000	360,900
Murphy Oil Corporation	5.88	12-1-2027	400,000	395,500
Murphy Oil Corporation	6.38	7-15-2028	3,090,000	3,084,345
Nabors Industries Limited 144A	7.38	5-15-2027	2,550,000	2,524,500
New Fortress Energy Incorporated 144A	6.50	9-30-2026	4,710,000	4,460,606
Occidental Petroleum Corporation	6.45	9-15-2036	7,620,000	8,474,431
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	2,852,000	2,417,070
Southwestern Energy Company	4.75	2-1-2032	1,935,000	1,804,388
Southwestern Energy Company	7.75	10-1-2027	720,000	750,888
Southwestern Energy Company	8.38	9-15-2028	1,510,000	1,623,250
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	1,965,000	1,770,956
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	1,150,000	1,036,150
Venture Global LNG Incorporated 144A	3.88	11-1-2033	545,000	473,136
Western Midstream Operating LP	5.30	3-1-2048	3,181,000	2,789,551
				82,563,634
Financials: 20.53%
Capital markets: 1.62%
Coinbase Global Incorporated 144A	3.63	10-1-2031	2,855,000	1,691,787
MSCI Incorporated 144A	3.25	8-15-2033	795,000	688,732
MSCI Incorporated 144A	4.00	11-15-2029	1,750,000	1,648,885
Oppenheimer Holdings Incorporated	5.50	10-1-2025	3,325,000	3,325,007
				7,354,411
Consumer finance: 8.97%
FirstCash Incorporated 144A	4.63	9-1-2028	1,230,000	1,100,304
FirstCash Incorporated 144A	5.63	1-1-2030	2,175,000	2,042,108
Ford Motor Credit Company LLC	4.00	11-13-2030	910,000	804,365
Ford Motor Credit Company LLC	4.39	1-8-2026	5,750,000	5,596,563
Ford Motor Credit Company LLC	5.11	5-3-2029	5,825,000	5,663,007
Ford Motor Credit Company LLC	5.13	6-16-2025	850,000	847,374
LFS TopCo LLC 144A	5.88	10-15-2026	1,750,000	1,431,380
Navient Corporation	5.00	3-15-2027	2,960,000	2,675,574
Navient Corporation	5.50	3-15-2029	3,165,000	2,713,481
Navient Corporation	5.63	8-1-2033	1,900,000	1,474,197
OneMain Finance Corporation	5.38	11-15-2029	950,000	807,819
See accompanying notes to portfolio of investments

4  |  Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
OneMain Finance Corporation	7.13%	3-15-2026	$ 2,450,000	$ 2,371,537
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	2,520,000	2,022,300
PRA Group Incorporated 144A	5.00	10-1-2029	4,580,000	3,944,525
PROG Holdings Incorporated 144A	6.00	11-15-2029	1,640,000	1,345,482
Rocket Mortgage LLC 144A	2.88	10-15-2026	2,875,000	2,539,028
Rocket Mortgage LLC 144A	4.00	10-15-2033	2,295,000	1,854,394
Springleaf Finance Corporation	8.25	10-1-2023	1,342,000	1,362,131
				40,595,569
Diversified financial services: 2.17%
Hat Holdings LLC 144A	3.38	6-15-2026	1,830,000	1,612,129
Hat Holdings LLC 144A	6.00	4-15-2025	1,666,000	1,626,324
LPL Holdings Incorporated 144A	4.38	5-15-2031	3,205,000	2,911,320
LPL Holdings Incorporated 144A	4.63	11-15-2027	1,500,000	1,453,784
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	2,415,000	2,198,471
				9,802,028
Insurance: 2.78%
Amwins Group Incorporated 144A	4.88	6-30-2029	3,240,000	2,946,780
AssuredPartners Incorporated 144A	5.63	1-15-2029	2,000,000	1,780,000
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	4,770,000	4,080,587
HUB International Limited 144A	5.63	12-1-2029	1,010,000	894,843
HUB International Limited 144A	7.00	5-1-2026	760,000	750,477
Ryan Specialty Group LLC 144A	4.38	2-1-2030	2,365,000	2,134,413
				12,587,100
Mortgage REITs: 1.61%
Blackstone Mortgage Trust Incorporated 144A	3.75	1-15-2027	1,795,000	1,597,550
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	2,695,000	2,470,244
Starwood Property Trust Incorporated	4.75	3-15-2025	1,230,000	1,221,685
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	2,035,000	2,019,738
				7,309,217
Thrifts & mortgage finance: 3.38%
Enact Holdings Incorporated 144A	6.50	8-15-2025	6,575,000	6,622,998
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	750,000	668,603
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	3,005,000	2,564,888
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	3,145,000	2,972,685
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	2,870,000	2,462,747
				15,291,921
Health care: 4.17%
Health care equipment & supplies: 0.25%
Avantor Funding Incorporated 144A	3.88	11-1-2029	1,210,000	1,113,829
Health care providers & services: 3.49%
180 Medical Incorporated 144A	3.88	10-15-2029	1,950,000	1,772,771
Air Methods Corporation 144A	8.00	5-15-2025	1,550,000	1,031,156
Davita Incorporated 144A	4.63	6-1-2030	5,140,000	4,214,800
Encompass Health Corporation	5.75	9-15-2025	1,725,000	1,729,028
Mednax Incorporated 144A	5.38	2-15-2030	1,590,000	1,466,775
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  5

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
Select Medical Corporation 144A	6.25%	8-15-2026	$ 3,840,000	$ 3,844,992
Tenet Healthcare Corporation 144A	4.88	1-1-2026	1,775,000	1,748,198
				15,807,720
Health care technology: 0.17%
IQVIA Incorporated 144A	5.00	10-15-2026	770,000	766,874
Life sciences tools & services: 0.26%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	825,000	754,806
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	450,000	439,875
				1,194,681
Industrials: 14.01%
Aerospace & defense: 3.02%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	4,695,000	4,676,830
Spirit AeroSystems Holdings Incorporated 144A	7.50	4-15-2025	2,105,000	2,096,769
TransDigm Group Incorporated 144A	6.25	3-15-2026	1,650,000	1,657,937
TransDigm Group Incorporated	6.38	6-15-2026	1,025,000	1,019,875
TransDigm Group Incorporated	7.50	3-15-2027	4,140,000	4,207,544
				13,658,955
Airlines: 2.26%
American Airlines Group Incorporated 144A	5.75	4-20-2029	1,270,000	1,216,025
Hawaiian Airlines Incorporated	3.90	7-15-2027	2,262,024	1,956,570
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	5,210,000	5,064,589
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	1,895,000	1,980,256
				10,217,440
Commercial services & supplies: 2.64%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	3,765,000	2,894,344
Allied Universal Holdco LLC 144A	6.63	7-15-2026	1,995,000	1,933,095
Aramark Services Incorporated 144A	6.38	5-1-2025	2,285,000	2,289,204
CoreCivic Incorporated	8.25	4-15-2026	4,855,000	4,823,246
				11,939,889
Construction & engineering: 0.77%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	3,905,000	3,484,822
Machinery: 2.29%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	2,360,000	2,319,266
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	4,320,000	4,147,200
Werner FinCo LP 144A	8.75	7-15-2025	4,415,000	3,929,350
				10,395,816
Road & rail: 1.84%
Uber Technologies Incorporated 144A	4.50	8-15-2029	3,925,000	3,508,087
Uber Technologies Incorporated 144A	8.00	11-1-2026	4,750,000	4,835,993
				8,344,080
Trading companies & distributors: 1.19%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	3,230,000	2,903,964
See accompanying notes to portfolio of investments

6  |  Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors (continued)
Fortress Transportation & Infrastructure Investors LLC 144A	6.50%	10-1-2025	$ 2,046,000	$ 2,035,770
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	443,000	447,257
				5,386,991
Information technology: 6.36%
Communications equipment: 0.45%
Ciena Corporation 144A	4.00	1-31-2030	1,185,000	1,084,275
CommScope Technologies LLC 144A	5.00	3-15-2027	1,175,000	966,067
				2,050,342
Electronic equipment, instruments & components: 0.79%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	3,440,000	3,555,584
IT services: 1.89%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	635,000	629,663
Sabre GLBL Incorporated 144A	9.25	4-15-2025	7,790,000	7,925,546
				8,555,209
Semiconductors & semiconductor equipment: 0.23%
QORVO Incorporated 144A	3.38	4-1-2031	1,270,000	1,043,826
Software: 3.00%
Fair Isaac Corporation 144A	5.25	5-15-2026	1,345,000	1,372,250
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	1,855,000	1,725,150
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	3,795,000	3,227,837
NCR Corporation 144A	5.13	4-15-2029	720,000	691,254
NCR Corporation 144A	6.13	9-1-2029	1,875,000	1,825,439
NortonLifeLock Incorporated 144A	5.00	4-15-2025	3,135,000	3,122,538
SS&C Technologies Incorporated 144A	5.50	9-30-2027	1,625,000	1,600,658
				13,565,126
Materials: 5.56%
Chemicals: 1.02%
Avient Corporation 144A%%	7.13	8-1-2030	845,000	870,705
Chemours Company 144A	4.63	11-15-2029	2,850,000	2,500,875
Olympus Water US Holding Corporation 144A	4.25	10-1-2028	1,500,000	1,269,063
				4,640,643
Containers & packaging: 3.86%
Ball Corporation	2.88	8-15-2030	4,815,000	4,146,623
Berry Global Incorporated 144A	5.63	7-15-2027	3,780,000	3,814,682
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	1,925,000	1,836,007
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	3,475,000	3,752,166
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	750,000	716,979
Sealed Air Corporation 144A	5.00	4-15-2029	815,000	806,850
Sealed Air Corporation 144A	5.13	12-1-2024	2,350,000	2,379,375
				17,452,682
Metals & mining: 0.62%
Arches Buyer Incorporated 144A	4.25	6-1-2028	1,875,000	1,603,902
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  7

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metals & mining (continued)
Cleveland-Cliffs Incorporated	5.88%	6-1-2027	$ 1,200,000	$ 1,194,360
Indalex Holdings Corporation ♦†	11.50	2-1-2021	5,646,283	0
				2,798,262
Paper & forest products: 0.06%
Clearwater Paper Corporation 144A	4.75	8-15-2028	290,000	260,162
Real estate: 3.06%
Equity REITs: 3.06%
Iron Mountain Incorporated 144A	4.50	2-15-2031	3,750,000	3,290,419
Iron Mountain Incorporated 144A	5.25	7-15-2030	4,255,000	3,980,680
Service Properties Trust Company	3.95	1-15-2028	1,860,000	1,376,829
Service Properties Trust Company	4.38	2-15-2030	1,425,000	1,042,686
Service Properties Trust Company	4.75	10-1-2026	1,475,000	1,154,822
Service Properties Trust Company	4.95	2-15-2027	1,950,000	1,605,640
Service Properties Trust Company	5.25	2-15-2026	1,050,000	887,784
Service Properties Trust Company	7.50	9-15-2025	550,000	533,258
				13,872,118
Utilities: 5.40%
Electric utilities: 1.37%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	363,000	359,650
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	32,000	31,280
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	2,105,000	2,080,424
PG&E Corporation	5.00	7-1-2028	475,000	433,647
PG&E Corporation	5.25	7-1-2030	3,680,000	3,302,800
				6,207,801
Independent power & renewable electricity producers: 4.03%
NSG Holdings LLC 144A	7.75	12-15-2025	3,277,452	3,170,935
TerraForm Power Operating LLC 144A	4.75	1-15-2030	4,160,000	3,867,074
TerraForm Power Operating LLC 144A	5.00	1-31-2028	5,975,000	5,741,407
Vistra Operations Company LLC 144A	4.38	5-1-2029	1,770,000	1,645,516
Vistra Operations Company LLC 144A	5.63	2-15-2027	3,775,000	3,787,118
				18,212,050
Total Corporate bonds and notes (Cost $565,234,579)				522,823,323
Loans: 7.85%
Communication services: 0.44%
Media: 0.44%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) <±	5.00	8-21-2026	1,220,000	1,119,350
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	6.63	3-28-2025	940,508	874,672
				1,994,022
Consumer discretionary: 0.17%
Multiline retail: 0.17%
LSF9 Atlantis Holdings LLC (U.S. SOFR 1 Month +7.25%) ‡±	9.30	3-31-2029	815,000	757,950
See accompanying notes to portfolio of investments

8  |  Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.40%
Oil, gas & consumable fuels: 0.40%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	6.75%	9-29-2028	$ 1,890,416	$ 1,839,998
Financials: 2.78%
Diversified financial services: 1.94%
CTC Holdings LP (U.S. SOFR 1 Month +5.00%) ‡±	6.42	2-20-2029	558,600	532,067
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month +4.25%) <±	4.92	2-1-2029	3,548,366	3,350,048
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	6.50	4-30-2024	698,249	638,898
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) ‡±	10.81	4-30-2025	1,786,861	1,670,715
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	5.00	5-30-2025	2,756,675	2,586,974
				8,778,702
Insurance: 0.41%
Asurion LLC (1 Month LIBOR +3.00%) ±	5.36	11-3-2023	810,000	801,900
Asurion LLC (1 Month LIBOR +5.25%) ±	5.34	1-31-2028	1,255,000	1,073,025
				1,874,925
Mortgage REITs: 0.43%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	6.33	8-9-2026	1,985,025	1,930,437
Health care: 0.53%
Health care equipment & supplies: 0.21%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	5.63	8-31-2026	999,277	958,057
Pharmaceuticals: 0.32%
Bausch Health Companies Incorporated (U.S. SOFR 1 Month +5.25%) <±	7.17	2-1-2027	1,700,000	1,425,875
Industrials: 3.23%
Airlines: 1.26%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	7.31	6-21-2027	4,055,000	4,084,561
SkyMiles LP Limited (3 Month LIBOR +3.75%) ±	6.46	10-20-2027	1,625,000	1,640,031
				5,724,592
Commercial services & supplies: 1.26%
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	6.37	6-2-2028	2,471,424	2,343,379
The Geo Group Incorporated (3 Month LIBOR +2.00%) <±	4.38	3-22-2024	3,465,777	3,340,524
				5,683,903
Machinery: 0.71%
Vertical US Newco Incorporated (6 Month LIBOR +3.50%) ±	6.87	7-30-2027	623,304	601,021
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	6.37	7-24-2024	2,791,047	2,616,606
				3,217,627
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  9

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.30%
Software: 0.30%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	5.87%	7-24-2026	$ 1,453,186	$ 1,360,546
Total Loans (Cost $37,336,300)				35,546,634

	Shares
Rights: 0.00%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights ♦†	8,314	0
Intelsat Jackson Holdings SA Series B Contingent Value Rights ♦†	8,314	0
Total Rights (Cost $0)		0

		Maturity date	Principal
Yankee corporate bonds and notes: 12.73%
Communication services: 1.50%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA ♦†	5.50	8-1-2023	$ 8,490,000	0
Media: 0.64%
Videotron Limited 144A	5.13	4-15-2027	2,450,000	2,376,500
Virgin Media Finance plc 144A	5.00	7-15-2030	625,000	529,472
				2,905,972
Wireless telecommunication services: 0.86%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	1,775,000	1,736,003
Telesat Canada 144A	5.63	12-6-2026	1,105,000	705,410
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	1,600,000	1,448,000
				3,889,413
Energy: 1.87%
Oil, gas & consumable fuels: 1.87%
Baytex Energy Corporation 144A	8.75	4-1-2027	4,175,000	4,253,281
Griffin Coal Mining Company Limited 144A♦†	9.50	12-1-2016	1,396,100	0
Griffin Coal Mining Company Limited ♦†	9.50	12-1-2049	191,090	0
Northriver Midstream Finance LP 144A	5.63	2-15-2026	4,255,000	4,205,131
				8,458,412
Financials: 1.18%
Diversified financial services: 1.18%
Castlelake Aviation Finance 144A	5.00	4-15-2027	2,330,000	1,956,125
New Red Finance Incorporated 144A	4.00	10-15-2030	2,050,000	1,783,500
New Red Finance Incorporated 144A	5.75	4-15-2025	1,560,000	1,579,500
				5,319,125
See accompanying notes to portfolio of investments

10  |  Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 2.40%
Biotechnology: 0.72%
Grifols Escrow Issuer SA 144A	4.75%	10-15-2028	$ 3,675,000	$ 3,257,042
Pharmaceuticals: 1.68%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	1,890,000	1,504,913
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	5,745,000	2,952,011
Teva Pharmaceutical Finance Netherlands III BV	4.75	5-9-2027	560,000	536,900
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	1,615,000	1,629,120
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	1,000,000	1,001,897
				7,624,841
Industrials: 4.74%
Aerospace & defense: 0.76%
Bombardier Incorporated 144A	7.88	4-15-2027	3,735,000	3,454,875
Airlines: 1.72%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	5,280,000	5,575,575
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	2,550,000	2,219,826
				7,795,401
Electrical equipment: 1.37%
Sensata Technologies BV 144A	4.00	4-15-2029	4,105,000	3,732,677
Sensata Technologies BV 144A	4.88	10-15-2023	1,665,000	1,666,040
Sensata Technologies BV 144A	5.00	10-1-2025	770,000	773,996
				6,172,713
Trading companies & distributors: 0.89%
Fly Leasing Limited 144A	7.00	10-15-2024	7,385,000	4,043,288
Materials: 1.04%
Containers & packaging: 0.62%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	200,000	177,000
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	375,000	358,125
Ardagh Packaging Finance plc 144A	6.00	6-15-2027	2,190,000	2,252,963
				2,788,088
Metals & mining: 0.42%
Constellium SE 144A	5.88	2-15-2026	1,985,000	1,926,631
Total Yankee corporate bonds and notes (Cost $67,838,153)				57,635,801

		Yield	Shares
Short-term investments: 3.74%
Investment companies: 3.74%
Allspring Government Money Market Fund Select Class ♠∞##		1.76	16,927,212	16,927,212
Total Short-term investments (Cost $16,927,212)				16,927,212
Total investments in securities (Cost $698,401,508)	141.38%			639,921,623
Other assets and liabilities, net	(41.38)			(187,288,541)
Total net assets	100.00%			$ 452,633,082

See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  11

Portfolio of investments—July 31, 2022 (unaudited)

‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,599,534	$62,969,272	$(60,641,594)	$0	$0	$16,927,212	16,927,212	$61,734
See accompanying notes to portfolio of investments

12  |  Allspring Income Opportunities Fund

Notes to portfolio of investments—July 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of July 31, 2022, the Fund had unfunded loan commitments of $8,653,143.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Income Opportunities Fund  |  13

Notes to portfolio of investments—July 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$0	$0	$1,730,362	$1,730,362
Energy	2,032,389	0	0	2,032,389
Financials	3,225,902	0	0	3,225,902
Corporate bonds and notes	0	522,823,323	0	522,823,323
Loans	0	27,399,961	8,146,673	35,546,634
Yankee corporate bonds and notes	0	57,635,801	0	57,635,801
Short-term investments
Investment companies	16,927,212	0	0	16,927,212
Total assets	$22,185,503	$607,859,085	$9,877,035	$639,921,623
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	Loans	Common stocks	Total
Balance as of April 30, 2022	$6,015,471	$2,222,892	$8,238,363
Accrued discounts (premiums)	2,152	0	2,152
Realized gains (losses)	(35,177)	(574,390)	(609,567)
Change in unrealized gains (losses)	(196,919)	353,482	156,563
Purchases	0	0	0
Sales	(894,358)	(271,622)	(1,165,980)
Transfers into Level 3	3,255,504	0	3,255,504
Transfers out of Level 3	0	0	0
Balance as of July 31, 2022	$8,146,673	$1,730,362	$9,877,035
Change in unrealized gains (losses) relating to securities still held at July 31, 2022	$(190,717)	$0	$(190,717)
The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

14  |  Allspring Income Opportunities Fund